STATEMENT OF CASH FLOWS - Since Inception	4 Months Ended
Oct. 09, 2020 USD ($)
OPERATING ACTIVITIES:
Net loss	$ (11)
Increase in operating liabilities:
Accounts payable	150
NET CASH PROVIDED BY OPERATING ACTIVITIES	139
FINANCING ACTIVITIES:
Proceeds from issuance of common stock	86,292
NET CASH PROVIDED BY FINANCING ACTIVITIES	86,292
INCREASE IN CASH	86,431
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	0
Cash and Cash Equivalents, at Carrying Value, Ending Balance	$ 86,431